Financial Instruments and Fair Value Measures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps | Fair value hedges
Gain (loss) on derivatives
Income (expense) and gain (loss) reclassified into income	$ (81)
Income (expense)	81
Foreign currency forward exchange contracts | Not designated as hedging instrument
Gain (loss) on derivatives
Income (expense) and gain (loss) reclassified into income	(23)	30	30
Foreign currency forward exchange contracts | Cash flow hedges
Gain (loss) on derivatives
(Loss) gain recognized in other comprehensive (loss) income	(11)	(2)	75
Income (expense) and gain (loss) reclassified into income	$ 24	$ 18	$ 45